Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Research and Development Expenses

Note 11 – Research and Development Expenses

	Year ended December 31,
	2020	2019	2018

	(in thousands)
Chemistry and formulation studies	$5,856	$3,439	$968
Salaries	2,570	2,283	1,617
Stock-based compensation	871	883	582
Research and preclinical studies	1,873	1,962	963
Clinical studies	13,225	8,346	3,575
Regulatory and other expenses	1,687	1,267	608
	$26,082	$18,180	$8,313